Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common shares	Preferred shares	Issued capital Common shares	Issued capital Preferred shares	Contributed surplus	Deficit	Deficit Common shares	Deficit Preferred shares	Accumulated other comprehensive (loss) income [1]	Attributable to shareholders	Attributable to shareholders Common shares	Attributable to shareholders Preferred shares	Attributable to non-controlling interests
Balance, beginning of year at Dec. 31, 2023	$ 1,664			$ 3,285	$ 942	$ 41	$ (2,567)			$ (164)	$ 1,537			$ 127
Changes in equity [abstract]
Net (loss) earnings	239						229				229			10
Other comprehensive (loss) income
Net loss on translating net assets of foreign operations, net of hedges and tax	2									2	2
Net gains (losses) on derivatives designated as cash flow hedges, net of tax	194									194	194			0
Net actuarial gains on defined benefits plans, net of tax	9									9	9
Total comprehensive (loss) income	444						229			205	434			10
Dividends	(52)	$ (71)	$ (52)					$ (71)	$ (52)			$ (71)	$ (52)
Shares purchased under normal course issuer bid ("NCIB")	(143)			(146)			3				(143)
(Provision) reversal of repurchase of shares under the automatic share purchase plan	19			19							19
Share-based payment plans and stock options exercised	22			21		1					22
Dividends recognised as distributions to non-controlling interests	(40)													(40)
Balance, end of year at Dec. 31, 2024	1,843			3,179	942	42	(2,458)			41	1,746			97
Changes in equity [abstract]
Net (loss) earnings	(158)						(138)				(138)			(20)
Other comprehensive (loss) income
Net loss on translating net assets of foreign operations, net of hedges and tax	(1)									(1)	(1)
Net gains (losses) on derivatives designated as cash flow hedges, net of tax	(69)									(69)	(69)			0
Net actuarial gains on defined benefits plans, net of tax	5									5	5
Total comprehensive (loss) income	(223)						(138)			(65)	(203)			(20)
Dividends	(52)	$ (78)	$ (52)					$ (78)	$ (52)			$ (78)	$ (52)
Shares purchased under normal course issuer bid ("NCIB")	(24)			(20)			(4)				(24)
Share-based payment plans and stock options exercised	10			10							10
Dividends recognised as distributions to non-controlling interests	(11)													(11)
Balance, end of year at Dec. 31, 2025	$ 1,465			$ 3,169	$ 942	$ 42	$ (2,730)			$ (24)	$ 1,399			$ 66

[1]	(1)Refer to Note 30 for details on components of and changes in accumulated other comprehensive income (loss).